MINERAL PROPERTIES	12 Months Ended
Dec. 31, 2017
Kibali Jersey Limited [member] | Mining property [member]
Disclosure of mineral properties explanatory [text block]
9. MINERAL PROPERTIES

$000	Dec 31, 2017	Dec 31, 2016	Dec 31, 2015

Cost
At the beginning and end of the year	745,092	745,092	745,092
Amortization
At the beginning of the year	(168,556)	(110,698)	(51,120)
Charge for the year	(57,419)	(57,858)	(59,578)
At the end of the year	(225,975)	(168,556)	(110,698)

Net book value	519,117	576,536	634,394

Mineral properties represent the amounts attributable to license interest on the purchase of Moto Goldmines Limited (Moto) in 2009. The balance has been amortized over the life of mine on a unit of production basis since the group commenced commercial production on October 1, 2013.